ALLEGIANT FUNDS

     Supplement dated June 9, 2009 to the Statement of Additional Information
                             dated October 1, 2008.

       This Supplement provides new and additional information beyond that contained in the Statement of Additional Information ("SAI") and
                   should be read in conjunction with the SAI.

EFFECTIVE JUNE 4, 2009, THE ADVISER AND ITS AFFILIATES HAVE ADJUSTED THE FINDER'S FEE PAYABLE TO DEALERS ON NEW INVESTMENTS IN CLASS A SHARES OF THE ULTRA SHORT BOND FUND AND LIMITED MATURITY BOND FUND. AS A RESULT OF THIS CHANGE, THE SECTION ON PAGE 59 OF THE SAI REGARDING THE FINDER'S FEE FOR THE Fixed Income Funds, Tax Exempt Bond Funds and the S&P 500 Index Fund SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

                  FIXED INCOME FUNDS (EXCEPT THE LIMITED MATURITY BOND AND ULTRA SHORT BOND FUNDS), TAX EXEMPT BOND FUNDS AND THE S&P 500 INDEX
                  FUND: 0.50% on amounts between $1 million and $5 million; plus 0.25% on amounts over $5 million

                  LIMITED MATURITY BOND FUND
                  0.25% on amounts over $1 million

                  ULTRA SHORT BOND FUND
                  No finder's fee will be paid on new investments in Class A Shares

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                 ALLEGIANT FUNDS

                     FIXED INCOME AND TAX EXEMPT BOND FUNDS

                                  A & C Shares

      Supplement dated June 9, 2009 to the Prospectus dated October 1, 2008

 This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE JUNE 4, 2009, CHANGES HAVE BEEN MADE TO THE CONTINGENT DEFERRED SALES CHARGE AND PAYMENTS TO SELECTED DEALERS ON PURCHASES OVER $1,000,000 FOR THE LIMITED MATURITY BOND AND ULTRA SHORT BOND FUNDS. AS A RESULT OF THESE CHANGES, FOOTNOTE 2 TO THE "SHAREHOLDER FEES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 16 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(2) A contingent deferred sales charge of up to 0.50% may be charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. Please see "Contingent Deferred Sales Charges" on page 39 for additional information.

THE SECOND BULLET UNDER "CLASS A SHARES" UNDER THE HEADING "PURCHASING, EXCHANGING AND REDEEMING FUND SHARES" ON PAGE 33 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

     o CONTINGENT DEFERRED SALES CHARGE ON CERTAIN PURCHASES OF $1 MILLION OR MORE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 18 MONTHS OF INITIAL PURCHASE)

THE FIRST PARAGRAPH ON PAGE 38 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more and in such cases, the Underwriter, Adviser, or one of their affiliates, may make a payment to the selected dealer in an amount not to exceed 0.50% of the amount invested. If you redeem the shares purchased without a sales charge within 18 months after the purchase date, a contingent deferred sales charge of up to 0.50% may be assessed against your account.

THE FIRST PARAGRAPH UNDER "CONTINGENT DEFERRED SALES CHARGES" ON PAGE 39 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

If you redeem your Class A Shares of the Funds (except the Limited Maturity Bond and Ultra Short Bond Funds) purchased in the amount of $1,000,000 or more without a sales charge within 18 months after your purchase, you will pay a contingent deferred sales charge of 0.50%. If you redeem your Class A Shares of the Limited Maturity Bond Fund purchased in the amount of $1,000,000 or more without a sales charge within 18 months after your purchase, you will pay a contingent deferred sales charge of 0.25%. No contingent deferred sales charge will be charged if you redeem Class A Shares of the Ultra Short Bond Fund purchased in the amount of $1,000,000 or more.

THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "GENERAL INFORMATION ABOUT SALES CHARGES" ON PAGE 40 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE
FOLLOWING:

On purchases of Class A Shares of $1,000,000 or more, a payment may be made to the selected dealer in an amount not to exceed 0.50% of the amount invested.


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE